SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Apr. 30, 2013
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION [Abstract]
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Multi-Family Residential
11th Street 3 Plex - Minot, ND	$90	$11	$53	$12	$16	$60	$76	$(8)	2008	40 years
4th Street 4 Plex - Minot, ND	104	15	74	21	23	87	110	(11)	2008	40 years
Apartments on Main - Minot, ND	688	158	1,123	24	179	1,126	1,305	(164)	1987	24-40 years
Arbors - S Sioux City, NE	4,000	350	6,625	1,281	614	7,642	8,256	(1,522)	2006	40 years
Ashland - Grand Forks, ND	5,710	741	7,569	46	756	7,600	8,356	(247)	2012	40 years
Boulder Court - Eagan, MN	3,231	1,067	5,498	2,596	1,293	7,868	9,161	(2,007)	2003	40 years
Brookfield Village - Topeka, KS	5,385	509	6,698	1,269	635	7,841	8,476	(1,957)	2003	40 years
Brooklyn Heights - Minot, ND	800	145	1,450	785	206	2,174	2,380	(804)	1997	12-40 years
Campus Center - St. Cloud, MN	1,280	395	2,244	171	400	2,410	2,810	(388)	2007	40 years
Campus Heights - St. Cloud, MN	0	110	628	72	122	688	810	(113)	2007	40 years
Campus Knoll - St. Cloud, MN	853	266	1,512	96	273	1,601	1,874	(263)	2007	40 years
Campus Plaza - St. Cloud, MN(1)	0	54	311	45	59	351	410	(59)	2007	40 years
Campus Side - St. Cloud, MN(1)	0	107	615	85	116	691	807	(115)	2007	40 years
Campus View - St. Cloud, MN(1)	0	107	615	79	111	690	801	(112)	2007	40 years
Canyon Lake - Rapid City, SD	2,942	305	3,958	1,009	361	4,911	5,272	(1,357)	2001	40 years
Castlerock - Billings, MT	6,773	736	4,864	1,816	961	6,455	7,416	(2,267)	1998	40 years
Chateau I - Minot, ND	0	61	5,663	326	61	5,989	6,050	(359)	2013	40 years
Cimarron Hills - Omaha, NE	4,879	706	9,588	4,128	1,279	13,143	14,422	(3,948)	2001	40 years
Colonial Villa - Burnsville, MN	6,461	2,401	11,515	4,259	2,797	15,378	18,175	(3,941)	2003	40 years
Colony - Lincoln, NE	13,817	1,515	15,731	107	1,526	15,827	17,353	(365)	2012	40 years
Colton Heights - Minot, ND	450	80	672	392	114	1,030	1,144	(697)	1984	40 years
Cornerstone - St. Cloud, MN(1)	0	54	311	48	55	358	413	(60)	2007	40 years
Cottage West Twin Homes - Sioux Falls, SD	3,704	968	3,762	320	991	4,059	5,050	(155)	2011	40 years
Cottonwood - Bismarck, ND	16,007	1,056	17,372	2,969	1,345	20,052	21,397	(5,812)	1997	40 years
Country Meadows - Billings, MT	6,790	491	7,809	1,210	534	8,976	9,510	(3,241)	1995	33-40 years
Crestview - Bismarck, ND	3,990	235	4,290	1,422	494	5,453	5,947	(2,571)	1994	24-40 years
Crown - Rochester, MN	2,687	261	3,289	171	266	3,455	3,721	(270)	2010	40 years
Crown Colony - Topeka, KS	8,350	620	9,956	2,010	817	11,769	12,586	(3,897)	1999	40 years
East Park - Sioux Falls, SD	0	115	2,405	728	156	3,092	3,248	(921)	2002	40 years
Evergreen - Isanti, MN	2,049	380	2,740	64	380	2,804	3,184	(324)	2008	40 years
Evergreen II - Isanti, MN	2,148	691	2,784	9	691	2,793	3,484	(117)	2011	40 years
Fairmont - Minot, ND	356	28	337	51	53	363	416	(48)	2008	40 years
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Multi-Family Residential - continued
First Avenue - Minot, ND	$0	$0	$2,677	$232	$0	$2,909	$2,909	$(3)	2013	40 years
Forest Park - Grand Forks, ND	7,816	810	5,579	6,554	1,365	11,578	12,943	(4,462)	1993	24-40 years
Gables Townhomes - Sioux Falls, SD	1,499	349	1,921	134	366	2,038	2,404	(79)	2011	40 years
Grand Gateway - St. Cloud, MN	5,580	814	7,086	353	909	7,344	8,253	(256)	2012	40 years
Greenfield - Omaha, NE	3,642	578	4,122	586	775	4,511	5,286	(641)	2007	40 years
Heritage Manor - Rochester, MN	4,198	403	6,968	2,422	480	9,313	9,793	(3,206)	1998	40 years
Indian Hills - Sioux City, IA(1)	0	294	2,921	3,309	375	6,149	6,524	(944)	2007	40 years
Kirkwood Manor - Bismarck, ND	3,361	449	2,725	1,443	546	4,071	4,617	(1,528)	1997	12-40 years
Lakeside Village - Lincoln, NE	13,625	1,215	15,837	88	1,216	15,924	17,140	(365)	2012	40 years
Lancaster - St. Cloud, MN	762	289	2,899	981	451	3,718	4,169	(1,329)	2000	40 years
Landmark - Grand Forks, ND	1,700	184	1,514	904	277	2,325	2,602	(896)	1997	40 years
Legacy - Grand Forks, ND	16,222	1,362	21,727	5,870	2,080	26,879	28,959	(8,591)	1995-2005	24-40 years
Mariposa - Topeka, KS	3,022	399	5,110	392	422	5,479	5,901	(1,185)	2004	40 years
Meadows - Jamestown, ND(1)	0	590	4,519	1,200	653	5,656	6,309	(1,811)	1998	40 years
Monticello Village - Monticello, MN	2,886	490	3,756	435	621	4,060	4,681	(1,016)	2004	40 years
North Pointe - Bismarck, ND	3,478	303	3,957	469	336	4,393	4,729	(1,206)	1995-2011	24-40 years
Northern Valley - Rochester, MN	0	110	610	64	119	665	784	(54)	2010	40 years
Oakmont Estates - Sioux Falls, SD	2,524	423	4,838	450	515	5,196	5,711	(1,464)	2002	40 years
Oakwood Estates - Sioux Falls, SD	4,107	543	2,784	4,134	767	6,694	7,461	(2,830)	1993	40 years
Olympic Village - Billings, MT	10,955	1,164	10,441	2,563	1,624	12,544	14,168	(4,061)	2000	40 years
Olympik Village - Rochester, MN	4,610	1,034	6,109	1,493	1,154	7,482	8,636	(1,612)	2005	40 years
Oxbow Park - Sioux Falls, SD	4,011	404	3,152	2,468	563	5,461	6,024	(2,446)	1994	24-40 years
Park Meadows - Waite Park, MN	8,581	1,143	9,099	4,406	1,545	13,103	14,648	(5,283)	1997	40 years
Pebble Springs - Bismarck, ND	792	7	748	132	44	843	887	(299)	1999	40 years
Pinehurst - Billings, MT	279	72	687	229	77	911	988	(245)	2002	40 years
Pines - Minot, ND	128	35	215	181	49	382	431	(121)	1997	40 years
Plaza - Minot, ND	5,602	867	12,784	2,246	986	14,911	15,897	(1,635)	2009	40 years
Pointe West - Rapid City, SD	2,731	240	3,538	1,453	363	4,868	5,231	(2,095)	1994	24-40 years
Ponds at Heritage Place - Sartell, MN	4,045	395	4,564	105	395	4,669	5,064	(73)	2012	40 years
Prairie Winds - Sioux Falls, SD	1,464	144	1,816	436	226	2,170	2,396	(1,107)	1993	24-40 years
Quarry Ridge - Rochester, MN	11,599	1,312	13,362	964	1,347	14,291	15,638	(2,385)	2006	40 years
Quarry Ridge II - Rochester, MN	0	942	16,677	19	942	16,696	17,638	(385)	2012	40 years
Regency Park Estates - St. Cloud, MN	6,966	702	10,198	638	723	10,815	11,538	(474)	2011	40 years
Ridge Oaks - Sioux City, IA	3,466	178	4,073	2,017	272	5,996	6,268	(1,883)	2001	40 years
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Multi-Family Residential - continued
Rimrock West - Billings, MT	$3,392	$330	$3,489	$1,413	$431	$4,801	$5,232	$(1,483)	1999	40 years
Rocky Meadows - Billings, MT	5,260	656	5,726	996	767	6,611	7,378	(2,756)	1995	40 years
Rum River - Isanti, MN	3,677	843	4,823	105	848	4,923	5,771	(749)	2007	40 years
Sherwood - Topeka, KS	12,534	1,142	14,684	2,729	1,590	16,965	18,555	(5,699)	1999	40 years
Sierra Vista - Sioux Falls, SD	1,450	241	2,097	322	251	2,409	2,660	(129)	2011	40 years
South Pointe - Minot, ND	8,954	550	9,548	2,351	1,305	11,144	12,449	(4,802)	1995	24-40 years
Southview - Minot, ND	1,082	185	469	314	236	732	968	(313)	1994	24-40 years
Southwind - Grand Forks, ND	5,719	400	5,034	2,627	719	7,342	8,061	(3,037)	1995	24-40 years
Summit Park - Minot, ND	1,110	161	1,898	1,145	292	2,912	3,204	(1,064)	1997	24-40 years
Sunset Trail - Rochester, MN	8,259	336	12,814	2,322	536	14,936	15,472	(4,572)	1999	40 years
Sycamore Village - Sioux Falls, SD	0	101	1,317	470	152	1,736	1,888	(536)	2002	40 years
Temple - Minot, ND	81	0	0	228	0	228	228	(42)	2006	40 years
Terrace Heights - Minot, ND	185	29	312	83	40	384	424	(153)	2006	40 years
Thomasbrook - Lincoln, NE	6,076	600	10,306	2,871	1,151	12,626	13,777	(3,943)	1999	40 years
University Park Place - St. Cloud, MN(1)	0	78	450	73	80	521	601	(81)	2007	40 years
Valley Park - Grand Forks, ND	3,946	294	4,137	2,674	533	6,572	7,105	(2,178)	1999	40 years
Villa West - Topeka, KS	12,446	1,590	15,760	80	1,595	15,835	17,430	(393)	2012	40 years
Village Green - Rochester, MN	1,237	234	2,296	619	357	2,792	3,149	(728)	2003	40 years
West Stonehill - Waite Park, MN	8,783	939	10,167	4,654	1,378	14,382	15,760	(6,424)	1995	40 years
Westridge - Minot, ND	1,716	68	1,887	90	74	1,971	2,045	(250)	2008	40 years
Westwood Park - Bismarck, ND	2,012	116	1,909	1,673	260	3,438	3,698	(1,204)	1998	40 years
Whispering Ridge - Omaha, NE	22,000	2,139	25,424	0	2,139	25,424	27,563	(82)	2012	40 years
Williston Garden - Williston, ND	13,523	1,400	17,712	0	1,400	17,712	19,112	(704)	2012	40 years
Winchester - Rochester, MN	3,028	748	5,622	1,597	1,003	6,964	7,967	(1,839)	2003	40 years
Woodridge - Rochester, MN	6,560	370	6,028	1,754	485	7,667	8,152	(3,103)	1997	40 years
Total Multi-Family Residential	$376,225	$46,532	$504,983	$108,181	$57,889	$601,807	$659,696	$(140,354)

Commercial Office
1st Avenue Building - Minot, ND	$0	$30	$80	$(41)	$33	$36	$69	$245	1981	33-40 years
2030 Cliff Road - Eagan, MN	967	146	835	90	158	913	1,071	(273)	2001	40 years
610 Business Center IV - Brooklyn Park, MN	7,011	975	5,542	2,886	980	8,423	9,403	(1,711)	2007	40 years
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Office - continued
7800 West Brown Deer Road - Milwaukee, WI	$10,709	$1,455	$8,756	$2,333	$1,475	$11,069	$12,544	$(3,233)	2003	40 years
American Corporate Center - Mendota Heights, MN	8,909	893	16,768	3,908	893	20,676	21,569	(7,763)	2002	40 years
Ameritrade - Omaha, NE	2,831	327	7,957	65	327	8,022	8,349	(2,813)	1999	40 years
Benton Business Park - Sauk Rapids, MN	560	188	1,261	86	188	1,347	1,535	(359)	2003	40 years
Bismarck 715 East Broadway - Bismarck, ND	2,218	389	1,283	1,126	443	2,355	2,798	(287)	2008	40 years
Bloomington Business Plaza - Bloomington, MN	0	1,300	6,106	1,625	1,313	7,718	9,031	(2,357)	2001	40 years
Brenwood - Minnetonka, MN	5,250	1,641	12,138	3,547	1,650	15,676	17,326	(4,964)	2002	40 years
Brook Valley I - La Vista, NE	1,301	347	1,671	81	347	1,752	2,099	(355)	2005	40 years
Burnsville Bluffs II - Burnsville, MN	1,719	300	2,154	976	374	3,056	3,430	(1,236)	2001	40 years
Cold Spring Center - St. Cloud, MN	5,661	588	7,808	1,092	727	8,761	9,488	(2,913)	2001	40 years
Corporate Center West - Omaha, NE	17,315	3,880	17,509	957	4,167	18,179	22,346	(2,975)	2006	40 years
Crosstown Centre - Eden Prairie, MN	13,211	2,884	14,569	2,473	2,919	17,007	19,926	(3,660)	2004	40 years
Dewey Hill Business Center - Edina, MN	0	985	3,507	904	995	4,401	5,396	(1,643)	2000	40 years
Farnam Executive Center - Omaha, NE	12,160	2,188	11,404	0	2,188	11,404	13,592	(1,889)	2006	40 years
Flagship - Eden Prairie, MN	21,565	1,899	21,638	1,424	2,094	22,867	24,961	(4,125)	2006	40 years
Gateway Corporate Center - Woodbury, MN	8,700	1,637	7,763	1,065	1,675	8,790	10,465	(1,453)	2006	40 years
Golden Hills Office Center - Golden Valley, MN	17,988	3,018	18,544	3,639	3,018	22,183	25,201	(7,236)	2003	40 years
Great Plains - Fargo, ND	0	126	15,240	111	126	15,351	15,477	(5,232)	1997	40 years
Highlands Ranch I - Highlands Ranch, CO	8,221	2,268	8,362	427	2,268	8,789	11,057	(1,549)	2006	40 years
Highlands Ranch II - Highlands Ranch, CO	7,898	1,437	9,549	1,527	1,437	11,076	12,513	(2,659)	2004	40 years
Interlachen Corporate Center - Edina, MN	8,857	1,650	14,983	2,395	1,668	17,360	19,028	(4,990)	2001	40 years
Intertech Building - Fenton, MO	4,418	2,130	3,968	1,275	2,165	5,208	7,373	(696)	2007	40 years
Mendota Office Center I - Mendota Heights, MN	3,836	835	6,169	853	835	7,022	7,857	(2,161)	2002	40 years
Mendota Office Center II - Mendota Heights, MN	5,668	1,121	10,085	1,501	1,121	11,586	12,707	(4,185)	2002	40 years
Mendota Office Center III - Mendota Heights, MN	3,895	970	5,734	697	970	6,431	7,401	(1,888)	2002	40 years
Mendota Office Center IV - Mendota Heights, MN	4,631	1,070	7,635	578	1,070	8,213	9,283	(2,716)	2002	40 years
Minnesota National Bank - Duluth, MN	781	287	1,454	174	288	1,627	1,915	(352)	2004	40 years
Minot 2505 16th Street SW - Minot, ND(1)	0	298	1,724	296	298	2,020	2,318	(164)	2009	40 years
Miracle Hills One - Omaha, NE	8,895	1,974	10,117	1,450	2,120	11,421	13,541	(2,446)	2006	40 years
Nicollett VII - Burnsville, MN	0	429	6,931	410	436	7,334	7,770	(2,181)	2001	40 years
Northgate I - Maple Grove, MN	5,163	1,062	6,358	990	1,235	7,175	8,410	(1,637)	2004	40 years
Northgate II - Maple Grove, MN	939	359	1,944	284	403	2,184	2,587	(744)	1999	40 years
Northpark Corporate Center - Arden Hills, MN	12,332	2,034	14,584	1,585	2,034	16,169	18,203	(3,104)	2006	40 years
Omaha 10802 Farnam Dr - Omaha, NE	5,297	2,462	4,374	392	2,818	4,410	7,228	(269)	2010	40 years
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Office - continued
Pacific Hills - Omaha, NE	$16,770	$4,220	$11,988	$2,179	$4,507	$13,880	$18,387	$(2,604)	2006	40 years
Pillsbury Business Center - Bloomington, MN	0	284	1,556	171	299	1,712	2,011	(551)	2001	40 years
Plaza 16 - Minot, ND	7,434	389	5,444	3,843	591	9,085	9,676	(1,291)	2009	40 years
Plaza VII - Boise, ID	993	300	3,058	478	351	3,485	3,836	(1,027)	2003	40 years
Plymouth 5095 Nathan Lane - Plymouth, MN	1,215	604	1,253	83	636	1,304	1,940	(190)	2007	40 years
Plymouth I - Plymouth, MN	1,157	530	1,133	65	530	1,198	1,728	(274)	2004	40 years
Plymouth II - Plymouth, MN	1,157	367	1,264	40	367	1,304	1,671	(305)	2004	40 years
Plymouth III - Plymouth, MN	1,425	507	1,495	365	507	1,860	2,367	(490)	2004	40 years
Plymouth IV & V - Plymouth, MN	6,875	1,336	12,693	2,141	1,338	14,832	16,170	(4,771)	2001	40 years
Prairie Oak Business Center - Eden Prairie, MN	3,304	531	4,069	1,852	764	5,688	6,452	(1,904)	2003	40 years
Rapid City 900 Concourse Drive - Rapid City, SD	1,171	285	6,600	736	514	7,107	7,621	(2,275)	2000	40 years
Riverport - Maryland Heights, MO	19,690	1,891	18,982	554	1,917	19,510	21,427	(3,285)	2006	40 years
Southeast Tech Center - Eagan, MN	1,691	560	5,496	419	569	5,906	6,475	(2,133)	1999	40 years
Spring Valley IV - Omaha, NE	775	178	916	60	186	968	1,154	(212)	2005	40 years
Spring Valley V - Omaha, NE	852	212	1,123	251	240	1,346	1,586	(295)	2005	40 years
Spring Valley X - Omaha, NE	790	180	1,024	60	189	1,075	1,264	(212)	2005	40 years
Spring Valley XI - Omaha, NE	775	143	1,094	36	151	1,122	1,273	(218)	2005	40 years
Superior Office Building - Duluth, MN	1,174	336	2,200	83	336	2,283	2,619	(526)	2004	40 years
TCA Building - Eagan, MN	7,080	627	8,571	911	684	9,425	10,109	(2,616)	2003	40 years
Three Paramount Plaza - Bloomington, MN(1)	0	1,261	6,149	1,755	1,298	7,867	9,165	(2,539)	2002	40 years
Thresher Square - Minneapolis, MN	0	1,094	10,026	1,643	1,104	11,659	12,763	(3,648)	2002	40 years
Timberlands - Leawood, KS	13,155	2,375	12,218	1,405	2,495	13,503	15,998	(2,603)	2006	40 years
UHC Office - International Falls, MN	995	119	2,366	80	119	2,446	2,565	(586)	2004	40 years
US Bank Financial Center - Bloomington, MN	13,425	3,117	13,350	610	3,119	13,958	17,077	(2,894)	2005	40 years
Viromed - Eden Prairie, MN	324	666	4,197	1	666	4,198	4,864	(1,491)	1999	40 years
Wells Fargo Center - St Cloud, MN	6,206	869	8,373	1,448	869	9,821	10,690	(2,087)	2005	40 years
West River Business Park - Waite Park, MN	560	235	1,195	50	235	1,245	1,480	(322)	2003	40 years
Westgate - Boise, ID	4,125	1,000	10,618	1,921	1,000	12,539	13,539	(3,573)	2003	40 years
Whitewater Plaza - Minnetonka, MN	3,830	530	4,860	850	577	5,663	6,240	(1,774)	2002	40 years
Wirth Corporate Center - Golden Valley, MN	3,539	970	7,659	911	971	8,569	9,540	(2,568)	2002	40 years
Woodlands Plaza IV - Maryland Heights, MO	4,360	771	4,609	1,441	837	5,984	6,821	(1,033)	2006	40 years
Total Commercial Office	$343,753	$72,069	$472,083	$69,623	$75,222	538,553	$613,775	$(138,270)
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Healthcare
2800 Medical Building - Minneapolis, MN	$5,399	$204	$7,135	$2,191	$229	$9,301	$9,530	$(2,343)	2005	40 years
2828 Chicago Avenue - Minneapolis, MN	8,379	726	11,319	5,627	729	16,943	17,672	(2,764)	2007	40 years
Airport Medical - Bloomington, MN	1,083	0	4,678	0	0	4,678	4,678	(1,497)	2002	40 years
Barry Pointe Office Park - Kansas City, MO	1,435	384	2,366	103	392	2,461	2,853	(398)	2007	40 years
Billings 2300 Grant Road - Billings, MT	1,645	649	1,216	0	649	1,216	1,865	(85)	2010	40 years
Burnsville 303 Nicollet Medical (Ridgeview) - Burnsville, MN	8,445	1,071	6,842	1,523	1,071	8,365	9,436	(1,054)	2008	40 years
Burnsville 305 Nicollet Medical (Ridgeview South) - Burnsville, MN	5,287	189	5,127	768	189	5,895	6,084	(741)	2008	40 years
Casper 1930 E 12th Street (Park Place) - Casper, WY(1)	0	439	5,780	162	439	5,942	6,381	(530)	2009	40 years
Casper 3955 E 12th Street (Meadow Wind) - Casper, WY(1)	0	388	10,494	25	388	10,519	10,907	(775)	2009	40 years
Cheyenne 4010 N College Drive (Aspen Wind) - Cheyenne, WY(1)	0	628	10,272	260	629	10,531	11,160	(903)	2009	40 years
Cheyenne 4606 N College Drive (Sierra Hills) - Cheyenne, WY(1)	0	695	7,455	40	695	7,495	8,190	(639)	2009	40 years
Denfeld Clinic - Duluth, MN	1,656	501	2,597	1	501	2,598	3,099	(588)	2004	40 years
Eagan 1440 Duckwood Medical - Eagan, MN	1,811	521	1,547	519	521	2,066	2,587	(447)	2008	40 years
Edgewood Vista - Belgrade, MT	0	35	779	5	35	784	819	(100)	2008	40 years
Edgewood Vista - Billings, MT	1,905	115	1,767	7	115	1,774	1,889	(231)	2008	40 years
Edgewood Vista - Bismarck, ND	0	511	9,193	114	511	9,307	9,818	(1,758)	2005	40 years
Edgewood Vista - Brainerd, MN	0	587	8,999	54	587	9,053	9,640	(1,721)	2005	40 years
Edgewood Vista - Columbus, NE(1)	0	43	824	3	44	826	870	(106)	2008	40 years
Edgewood Vista - East Grand Forks, MN	2,902	290	1,352	15	290	1,367	1,657	(177)	2000	40 years
Edgewood Vista - Fargo, ND	12,877	775	20,870	9	775	20,879	21,654	(2,674)	2008	40 years
Edgewood Vista - Fremont, NE	593	56	490	42	56	532	588	(153)	2008	40 years
Edgewood Vista - Grand Island, NE(1)	0	33	773	30	39	797	836	(100)	2008	40 years
Edgewood Vista - Hastings, NE	611	49	517	44	50	560	610	(167)	2008	40 years
Edgewood Vista - Hermantown I, MN	16,382	288	9,871	1,514	288	11,385	11,673	(3,304)	2000	40 years
Edgewood Vista - Hermantown II, MN	0	719	10,517	33	719	10,550	11,269	(2,009)	2005	40 years
Edgewood Vista - Kalispell, MT	613	70	502	603	70	1,105	1,175	(211)	2001	40 years
Edgewood Vista - Minot, ND	9,470	1,045	11,590	70	1,047	11,658	12,705	(714)	2010	40 years
Edgewood Vista - Missoula, MT	870	109	854	72	116	919	1,035	(359)	1996	40 years
Edgewood Vista - Norfolk, NE(1)	0	42	722	7	42	729	771	(93)	2008	40 years
Edgewood Vista - Omaha, NE	387	89	547	42	89	589	678	(171)	2001	40 years
Edgewood Vista - Sioux Falls, SD	1,091	314	974	12	314	986	1,300	(128)	2008	40 years
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period					Life on which depreciation in latest income statement is computed
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition
Commercial Healthcare - continued
Edgewood Vista - Spearfish, SD	$0	$315	$8,584	$65	$330	$8,634	$8,964	$(1,271)	2005	40 years
Edgewood Vista - Virginia, MN	13,932	246	11,823	115	246	11,938	12,184	(3,056)	2002	40 years
Edina 6363 France Medical - Edina, MN	10,000	0	12,675	1,762	0	14,437	14,437	(2,458)	2008	40 years
Edina 6405 France Medical - Edina, MN	8,782	0	12,201	41	0	12,242	12,242	(2,097)	2008	40 years
Edina 6517 Drew Avenue - Edina, MN	1,133	353	660	529	372	1,170	1,542	(460)	2002	40 years
Edina 6525 Drew Avenue - Edina, MN	0	388	117	0	388	117	505	(4)	2011	40 years
Edina 6525 France SMC II - Edina, MN	10,170	755	8,054	6,018	1,040	13,787	14,827	(5,226)	2003	40 years
Edina 6545 France SMC I - Edina MN	30,786	3,480	30,743	12,464	3,480	43,207	46,687	(14,411)	2001	40 years
Fresenius - Duluth, MN	716	50	1,520	2	50	1,522	1,572	(344)	2004	40 years
Garden View - St. Paul, MN	1,320	0	7,408	709	12	8,105	8,117	(2,217)	2002	40 years
Gateway Clinic - Sandstone, MN	959	66	1,699	0	66	1,699	1,765	(384)	2004	40 years
Healtheast St John & Woodwinds - Maplewood & Woodbury, MN	10,304	3,239	18,362	0	3,239	18,362	21,601	(5,948)	2000	40 years
High Pointe Health Campus - Lake Elmo, MN	5,400	1,305	10,528	1,630	1,329	12,134	13,463	(2,888)	2004	40 years
Jamestown Medical Office Building - Jamestown, ND	6,200	0	7,605	0	0	7,605	7,605	(76)	2013	40 years
Laramie 1072 N 22nd Street (Spring Wind) - Laramie, WY(1)	0	406	10,151	17	406	10,168	10,574	(631)	2009	40 years
Mariner Clinic - Superior, WI	2,097	0	3,781	90	20	3,851	3,871	(871)	2004	40 years
Minneapolis 701 25th Avenue Medical - Minneapolis, MN	7,532	0	7,873	1,093	0	8,966	8,966	(1,133)	2008	40 years
Missoula 3050 Great Northern - Missoula, MT	1,727	640	1,331	0	640	1,331	1,971	(93)	2010	40 years
Nebraska Orthopedic Hospital - Omaha, NE	11,964	0	20,272	1,615	0	21,887	21,887	(4,764)	2004	40 years
Park Dental - Brooklyn Center, MN	621	185	2,767	0	185	2,767	2,952	(735)	2002	40 years
Pavilion I - Duluth, MN	5,525	1,245	8,898	31	1,245	8,929	10,174	(1,993)	2004	40 years
Pavilion II - Duluth, MN	10,168	2,715	14,673	1,937	2,715	16,610	19,325	(4,739)	2004	40 years
Ritchie Medical Plaza - St Paul, MN	6,463	1,615	7,851	1,911	1,647	9,730	11,377	(1,952)	2005	40 years
Sartell 2000 23rd Street South - Sartell, MN	3,256	0	11,781	935	0	12,716	12,716	(3,458)	2002	40 years
Spring Creek-American Falls - American Falls, ID	2,328	145	3,870	0	145	3,870	4,015	(180)	2011	40 years
Spring Creek-Boise - Boise, ID	2,957	708	4,296	0	708	4,296	5,004	(214)	2011	40 years
Spring Creek-Eagle - Eagle, ID	2,141	263	3,775	0	263	3,775	4,038	(176)	2011	40 years
Spring Creek-Meridian - Meridian, ID	3,538	424	6,724	0	424	6,724	7,148	(310)	2011	40 years
Spring Creek-Overland - Overland, ID	3,339	687	5,941	0	687	5,941	6,628	(286)	2011	40 years
Spring Creek-Soda Springs - Soda Springs, ID	838	66	2,134	33	66	2,167	2,233	(101)	2011	40 years
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
			Initial Cost to Company						Gross amount at which carried at close of period									Life on which depreciation in latest income statement is computed
Description	Encumbrances(a)		Land		Buildings & Improvements		Costs capitalized subsequent to acquisition		Land		Buildings & Improvements		Total		Accumulated Depreciation		Date of Construction or Acquisition
Commercial Healthcare - continued	$		$		$		$		$		$		$		$
Spring Creek-Ustick - Meridian, ID		0		467		3,833		0		467		3,833		4,300		(165)	2011	40 years
St Michael Clinic - St Michael, MN		1,902		328		2,259		264		328		2,523		2,851		(384)	2007	40 years
Trinity at Plaza 16 - Minot, ND		4,984		568		8,987		5		568		8,992		9,560		(361)	2011	40 years
Wells Clinic - Hibbing, MN		1,463		162		2,497		2		162		2,499		2,661		(565)	2004	40 years
Total Commercial Healthcare		$255,386		$32,386		$423,642		$45,163		$32,847		468,344		$501,191		$(90,891)

Commercial Industrial
API Building - Duluth, MN		$796		$115		$1,605		$3		$115		$1,608		$1,723		$(363)	2004	40 years
Bloomington 2000 W 94th Street - Bloomington, MN(1)		0		2,133		4,097		1,185		2,172		5,243		7,415		(972)	2006	40 years
Bodycote Industrial Building - Eden Prairie, MN		1,046		198		1,154		800		198		1,954		2,152		(858)	1992	40 years
Brooklyn Park 7401 Boone Avenue - Brooklyn Park, MN		7,411		1,368		11,643		2,121		1,368		13,764		15,132		(3,801)	2002	40 years
Cedar Lake Business Center - St. Louis Park, MN		2,276		895		2,810		68		895		2,878		3,773		(444)	2007	40 years
Clive 2075 NW 94th Street - Clive, IA		2,175		408		2,611		47		408		2,658		3,066		(246)	2002	40 years
Dixon Avenue Industrial Park - Des Moines, IA		0		1,439		10,758		1,609		1,439		12,367		13,806		(3,501)	2002	40 years
Eagan 2785 & 2795 Highway 55 - Eagan, MN		0		3,058		2,570		0		3,058		2,570		5,628		(337)	2008	40 years
Fargo 1320 45th Street N - Fargo, ND		0		395		3,518		247		395		3,765		4,160		(273)	2010	40 years
Lexington Commerce Center - Eagan, MN		2,348		453		4,352		1,982		480		6,307		6,787		(2,407)	1999	40 years
Lighthouse - Duluth, MN		836		90		1,788		7		90		1,795		1,885		(408)	2004	40 years
Metal Improvement Company - New Brighton, MN		0		240		2,189		78		240		2,267		2,507		(648)	2002	40 years
Minnetonka 13600 County Road 62 - Minnetonka, MN		2,427		809		434		2,459		809		2,893		3,702		(308)	2009	40 years
Minot IPS - Minot, ND		0		416		5,484		62		416		5,546		5,962		(59)	2012	40 years
Roseville 2929 Long Lake Road - Roseville, MN		0		1,966		7,272		1,729		2,000		8,967		10,967		(1,506)	2006	40 years
Stone Container - Fargo, ND		1,426		440		6,597		104		440		6,701		7,141		(2,608)	2001	40 years
Stone Container - Roseville, MN		4,500		810		7,440		254		882		7,622		8,504		(2,176)	2001	40 years
Urbandale 3900 106th Street - Urbandale, IA		10,702		3,680		9,893		1,215		3,721		11,067		14,788		(1,732)	2007	40 years
Winsted Industrial Building - Winsted, MN		0		100		901		53		100		954		1,054		(358)	2001	40 years
Woodbury 1865 Woodlane - Woodbury, MN		2,679		1,108		2,628		1,884		1,123		4,497		5,620		(683)	2007	40 years
Total Commercial Industrial		$38,622		$20,121		$89,744		$15,907		$20,349		105,423		$125,772		$(23,688)

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company		Gross amount at which carried at close of period						Life on which depreciation in latest income statement is computed
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition
Commercial Retail
17 South Main - Minot, ND	$81	$15	$75	$197	$17	$270	$287	$(196)	2000	40 years
Anoka Strip Center - Anoka, MN	0	123	602	25	134	616	750	(160)	2003	40 years
Arrowhead First International Bank - Minot, ND	0	75	1,165	360	75	1,525	1,600	(3)	2013	40 years
Burnsville 1 Strip Center - Burnsville, MN	329	208	773	205	208	978	1,186	(256)	2003	40 years
Burnsville 2 Strip Center - Burnsville, MN	259	291	469	214	294	680	974	(196)	2003	40 years
Champlin South Pond - Champlin, MN	1,473	842	2,703	69	866	2,748	3,614	(650)	2004	40 years
Chan West Village - Chanhassen, MN	13,052	5,035	14,665	1,987	5,606	16,081	21,687	(4,298)	2003	40 years
Dakota West Plaza - Minot , ND	364	92	493	30	106	509	615	(95)	2006	40 years
Duluth 4615 Grand - Duluth, MN	677	130	1,800	4	131	1,803	1,934	(407)	2004	40 years
Duluth Denfeld Retail - Duluth, MN	2,235	276	4,699	160	297	4,838	5,135	(1,114)	2004	40 years
Eagan Community - Eagan, MN	0	702	1,243	800	703	2,042	2,745	(498)	2003	40 years
Fargo Express Community - Fargo, ND	938	374	1,420	777	386	2,185	2,571	(430)	2003-2005	40 years
Forest Lake Auto - Forest Lake, MN(1)	0	50	446	13	50	459	509	(120)	2003	40 years
Forest Lake Westlake Center - Forest Lake, MN	0	2,446	5,304	487	2,480	5,757	8,237	(1,485)	2003	40 years
Grand Forks Carmike - Grand Forks, ND	1,541	184	2,360	2	184	2,362	2,546	(1,092)	1994	40 years
Grand Forks Medpark Mall - Grand Forks, ND	0	681	4,808	251	722	5,018	5,740	(1,683)	2000	40 years
Jamestown Buffalo Mall - Jamestown, ND	2,331	566	5,551	3,036	1,114	8,039	9,153	(1,486)	2003	40 years
Jamestown Business Center - Jamestown, ND	466	297	1,023	1,332	333	2,319	2,652	(844)	2003	40 years
Kalispell Retail Center - Kalispell, MT	1,280	250	2,250	973	253	3,220	3,473	(761)	2003	40 years
Lakeville Strip Center - Lakeville, MN	932	46	1,142	852	94	1,946	2,040	(613)	2003	40 years
Minot 1400 31st Ave - Minot, ND(1)	0	1,026	6,143	4,352	1,038	10,483	11,521	(1,054)	2010	40 years
Minot Arrowhead - Minot, ND(1)	0	100	3,007	5,272	116	8,263	8,379	(1,403)	1973	15 1/2-40 years
Minot Plaza - Minot, ND	795	50	453	147	80	570	650	(296)	1993	40 years
Monticello C Store - Monticello, MN(1)	0	65	770	37	97	775	872	(206)	2003	40 years
Omaha Barnes & Noble - Omaha, NE	2,418	600	3,099	0	600	3,099	3,699	(1,356)	1995	40 years
Pine City C-Store - Pine City, MN	0	83	357	12	83	369	452	(96)	2003	40 years
Pine City Evergreen Square - Pine City, MN	0	154	2,646	606	385	3,021	3,406	(890)	2003	40 years
Rochester Maplewood Square - Rochester, MN(1)	0	3,275	8,610	1,966	3,652	10,199	13,851	(3,229)	1999	40 years
St. Cloud Westgate - St. Cloud, MN	3,008	918	5,535	1,669	941	7,181	8,122	(1,481)	2004	40 years
Weston Retail - Weston, WI	0	79	1,575	27	80	1,601	1,681	(408)	2003	40 years
Weston Walgreens - Weston, WI	3,041	66	1,718	671	67	2,388	2,455	(412)	2006	40 years
Total Commercial Retail	$35,220	$19,099	$86,904	$26,533	$21,192	111,344	$132,536	$(27,218)

Subtotal	$1,049,206	$190,207	$1,577,356	$265,407	$207,499	$1,825,471	$2,032,970	$(420,421)

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Unimproved Land
Badger Hills - Rochester, MN	$0	$1,050	$0	$0	$1,050	$0	$1,050	$0	2012
Bismarck 4916 - Bismarck, ND	0	3,250	0	0	3,250	0	3,250	0	2013
Bismarck 700 E Main - Bismarck, ND	0	314	0	558	872	0	872	0	2008
Cypress Court - St. Cloud, MN	0	447	0	0	447	0	447	0	2012
Eagan - Eagan, MN	0	423	0	0	423	0	423	0	2006
Georgetown Square - Grand Chute, WI	0	1,860	0	0	1,860	0	1,860	0	2006
Grand Forks 2150 - Grand Forks, ND	0	1,600	0	0	1,600	0	1,600	0	2013
Grand Forks - Grand Forks, ND	0	4,278	0	0	4,278	0	4,278	0	2012
Kalispell - Kalispell, MT	0	1,400	0	23	1,423	0	1,423	0	2003
Minot (Southgate Lot 4) - Minot, ND	0	1,882	0	0	1,882	0	1,882	0	2013
Monticello - Monticello, MN	0	115	0	2	117	0	117	0	2006
Renaissance Heights - Williston, ND	0	2,373	0	0	2,373	0	2,373	0	2012
River Falls - River Falls, WI	0	176	0	3	179	0	179	0	2003
Urbandale - Urbandale, IA	0	5	0	109	114	0	114	0	2009
Weston - Weston, WI	0	812	0	0	812	0	812	0	2006
Williston - Williston, ND	0	823	0	0	823	0	823	0	2012
Total Unimproved Land	$0	$20,808	$0	$695	$21,503	$0	$21,503	$0

Development in Progress
Arcata	$0	$2,088	$569	$0	$2,088	$569	$2,657	$0	2013
Chateau II - Minot, ND	0	61	189	8	61	197	258	0	2013
Commons at Southgate - Minot, ND	0	3,691	2,180	594	$3,691	2,774	6,465	0	2013
Cypress Court - St. Cloud, MN	0	1,136	4,610	713	$1,136	5,323	6,459	0	2012
Landing at Southgate - Minot, ND	0	2,262	4,054	1,104	$2,262	5,158	7,420	0	2013
Renaissance Heights I - Minot, ND	0	3,080	5,895	1,102	$3,080	6,997	10,077	0	2013
River Ridge - Bismarck, ND	0	576	9,526	3,073	589	12,586	13,175	0	2008
Total Development in Progress	$0	$12,894	$27,023	$6,594	$12,907	$33,604	$46,511	$0

Total	$1,049,206	$223,909	$1,604,380	272,695	241,909	1,859,075	2,100,984	(420,421)

(a)
Amounts in this column are the mortgages payable balances as of April 30, 2013. These amounts do not include amounts owing under the Company's multi-bank line of credit or under the Company's construction loans.

(1)
As of April 30, 2013, this property was included in the collateral pool securing the Company's $60.0 million multi-bank line of credit. The Company may add and remove eligible properties from the collateral pool if certain minimum collateral requirements are satisfied. Advances under the facility may not exceed 60% of the value of properties provided as security.

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III
REAL ESTATE AND ACCUMULATED DEPRECIATION
Reconciliations of total real estate carrying value for the three years ended April 30, 2013, 2012, and 2011 are as follows:
	(in thousands)
	2013	2012	2011

Balance at beginning of year	$1,892,009	$1,770,798	$1,800,519
Additions during year
Multi-Family Residential	113,859	47,433	4,210
Commercial Office	0	0	6,836
Commercial Healthcare	11,122	47,408	19,249
Commercial Industrial	5,900	0	3,914
Commercial Retail	1,240	2,316	7,169
Improvements and Other	36,375	35,176	23,183
	2,060,505	1,903,131	1,865,080
Deductions during year
Cost of real estate sold	(21,953)	(3,498)	(86,994)
Impairment charge	(305)	(127)	0
Other(A)	(5,277)	(7,497)	(7,288)
Balance at close of year(B)	$2,032,970	$1,892,009	$1,770,798
Reconciliations of accumulated depreciation/amortization for the three years ended April 30, 2013, 2012, and 2011, are as follows:
	(in thousands)
	2013	2012	2011

Balance at beginning of year	$373,490	$328,952	$308,626
Additions during year
Provisions for depreciation	56,611	51,093	49,375
Deductions during year
Accumulated depreciation on real estate sold	(6,444)	(758)	(25,366)
Other(C)	(3,236)	(5,797)	(3,683)
Balance at close of year	$420,421	$373,490	$328,952
(A)	Consists of miscellaneous disposed assets and assets moved to Development in Progress.
(B)	The net basis of the Company's real estate investments for Federal Income Tax purposes was approximately $1.5 billion, $1.4 billion and $1.2 billion at April 30, 2013, 2012 and 2011, respectively.
(C)	Consists of miscellaneous disposed assets.